IndexIQ ETF Trust
(the “Trust”)

Supplement dated December 16, 2011
to the Prospectus and Statement of Additional Information, each dated May 23, 2011

IQ Japan Mid Cap ETF (RSUN)

The following information supplements, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the IQ Japan Mid Cap ETF (the “Fund”).

On December 15, 2011, the Board of Trustees of the Trust authorized an orderly liquidation of the Fund. The Board of Trustees determined that closing and liquidating the Fund was in the best interests of the Fund and the Fund’s shareholders.

From December 22, 2011 through December 30, 2011, the Fund will be in the process of closing down and liquidating its portfolio. This process will result in the Fund not tracking its underlying index and its cash holdings increasing, which may not be consistent with the Fund’s investment objectives and strategies.

The Fund will close to new investors and will discontinue trading on the NYSE Arca, Inc. effective at the market close on December 23, 2011. The NYSE Arca will halt trading in the Fund before the open of trading on December 27, 2011. The effective date of the Fund’s liquidation shall be on or before December 30, 2011 or such other later date as shall be specified by the Board of Trustees of the Trust or by the officers of the Trust. Shareholders of record remaining on December 29, 2011 will receive cash at the net asset value of their shares as of that date, which will include any capital gains and dividends as of such date. Such shareholders will not incur transaction fees in connection with the liquidation of their shares. Other costs of closing the Funds will be borne by IndexIQ Advisors LLC, the Funds’ investment advisor.

Shareholders may sell their holdings prior to December 27, 2011, incurring a transaction fee from their broker-dealer. From December 27, 2011 through December 30, 2011, shareholders may be able to sell their shares to certain broker-dealers, but there can be no assurance that there will be a market for the Fund.

If you would like additional information, including information about other IndexIQ ETFs, please call (888) 934-0777 or visit www.indexiq.com.

Investors Should Retain This Supplement for Future Reference

IndexIQ ETF Trust
(the “Trust”)

Supplement dated December 16, 2011
to the Prospectus dated May 23, 2011

This supplement supersedes the Supplement dated and filed on July 8, 2011

IQ Mexico Small Cap ETF (MEXI)
IQ Asian Tigers ETF (ROAR)
IQ Asian Tigers Consumer ETF (ABUY)
IQ Asian Tigers Small Cap ETF (MEOW)
IQ Asia Pacific ex-Japan Small Cap ETF (APXJ)
IQ Australia Mid Cap ETF (MATE)
IQ Canada Mid Cap ETF (CNDM)
IQ Emerging Markets Mid Cap ETF (EMER)
IQ Global Precious Metals Small Cap ETF (JEWL)
IQ U.S. Real Estate Small Cap ETF (ROOF)
IQ Japan Mid Cap ETF (RSUN)

The following information supplements, and should be read in conjunction with, the Prospectus for the IQ Mexico Small Cap ETF, IQ Asian Tigers ETF, IQ Asian Tigers Consumer ETF, IQ Asian Tigers Small Cap ETF, IQ Asia Pacific ex-Japan Small Cap ETF, IQ Australia Mid Cap ETF, IQ Canada Mid Cap ETF, IQ Emerging Markets Mid Cap ETF, IQ Global Precious Metals Small Cap ETF, IQ U.S. Real Estate Small Cap ETF and IQ Japan Mid Cap ETF (each a “Fund” and together, the “Funds”).

The following Fund will be closed to new investors as of December 28, 2011:

IQ Japan Mid Cap ETF (RSUN)

The following Funds are available for investment in this Prospectus:

IQ U.S. Real Estate Small Cap ETF (ROOF)

IQ Emerging Markets Mid Cap ETF (EMER)

The first sentence of the last paragraph in the section entitled “Additional Investment Strategies” on pages 5, 10, 15, 20, 25, 30, 35, 40, 46, 50 and 55 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index.

The section entitled “Other Service Providers—Fund Administrator, Custodian, Accounting and Transfer Agent” on page 85 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Administrator, Custodian, Transfer Agent and Securities Lending Agent

The Bank of New York Mellon (“BNY Mellon”), located at One Wall Street, New York, New York 10286, serves as the Funds’ Administrator, Custodian, Transfer Agent and Securities Lending Agent.

Investors Should Retain This Supplement for Future Reference

IndexIQ ETF Trust
(the “Trust”)

Supplement dated December 16, 2011
to the Statement of Additional Information dated May 23, 2011

This supplement supersedes the Supplement dated and filed on July 8, 2011

IQ Mexico Small Cap ETF (MEXI)
IQ Asian Tigers ETF (ROAR)
IQ Asian Tigers Consumer ETF (ABUY)
IQ Asian Tigers Small Cap ETF (MEOW)
IQ Asia Pacific ex-Japan Small Cap ETF (APXJ)
IQ Australia Mid Cap ETF (MATE)
IQ Canada Mid Cap ETF (CNDM)
IQ Emerging Markets Mid Cap ETF (EMER)
IQ Global Precious Metals Small Cap ETF (JEWL)
IQ U.S. Real Estate Small Cap ETF (ROOF)
IQ Japan Mid Cap ETF (RSUN)

The following information supplements, and should be read in conjunction with, the Statement of Additional Information (“SAI”) for the IQ Mexico Small Cap ETF, IQ Asian Tigers ETF, IQ Asian Tigers Consumer ETF, IQ Asian Tigers Small Cap ETF, IQ Asia Pacific ex-Japan Small Cap ETF, IQ Australia Mid Cap ETF, IQ Canada Mid Cap ETF, IQ Emerging Markets Mid Cap ETF, IQ Global Precious Metals Small Cap ETF, IQ U.S. Real Estate Small Cap ETF and IQ Japan Mid Cap ETF (each a “Fund” and together, the “Funds”).

The following Fund will be closed to new investors as of December 28, 2011:

IQ Japan Mid Cap ETF (RSUN)

The following Funds are available for investment in this Prospectus:

IQ Emerging Markets Mid Cap ETF (EMER)

IQ U.S. Real Estate Small Cap ETF (ROOF)

On December 14, 2011, the Board of Trustees of the Trust authorized the implementation of the Trust’s securities lending program.  This supplement amends the disclosure in the Statement of Additional Information to reflect such implementation.

The section entitled “Lending Portfolio Securities” on pages B-7 and B-8 of the SAI is hereby deleted in its entirety and replaced with the following:

Lending Portfolio Securities

The Funds may lend portfolio securities constituting up to 33 1/3% of each Fund’s total assets (as permitted by the 1940 Act). Under present regulatory policies, such loans may be made to institutions, such as brokers or dealers, pursuant to agreements requiring the loans to be continuously secured by collateral in cash, securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, irrevocable bank letters of credit (upon consent of the Board of Trustees) or any combination thereof, marked to market daily, at least equal to the market value of the securities loaned. Cash received as collateral for securities lending transactions may be invested in liquid, short-term investments approved by the Investment Advisor.

Investing the collateral subjects the Funds to risks, and each Fund will be responsible for any loss that may result from its investment of the borrowed collateral. The Funds will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. For the duration of a loan, the respective Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive compensation from investment of the collateral. The Funds will generally not have the right to vote securities during the existence of the loan, but the Advisor may call the loan to exercise such Fund’s voting or consent rights on material matters affecting the Fund’s investment in such loaned securities. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral and loaned securities should the borrower of the securities fail financially.

Loans will be made only to firms deemed creditworthy, and when the consideration which can be earned from securities loans is deemed to justify the attendant risk. The creditworthiness of a borrower will be considered in determining whether to lend portfolio securities and will be monitored during the period of the loan. It is intended that the value of securities loaned by each Fund will not exceed one-third of the value of the Fund’s total assets (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations stated elsewhere in this SAI or the Prospectus regarding investing in fixed-income securities and cash equivalents.

The section entitled “Other Service Providers—Administrator, Custodian and Transfer Agent” on page B-18 of the SAI is hereby deleted in its entirety and replaced with the following:

Fund Administrator, Custodian, Transfer Agent and Securities Lending Agent

The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ administrator, custodian, transfer agent and securities lending agent. BNY Mellon’s principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. BNY Mellon is responsible for maintaining the books and records and calculating the daily net asset value of each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. BNY Mellon also provides persons satisfactory to the Board to serve as officers of the Trust.

Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and the Funds, keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Funds. Under the Custody Agreement, BNY Mellon is also authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States.

Pursuant to a Transfer Agency Services Agreement with the Trust, BNY Mellon acts as transfer agent to the Funds, dividend disbursing agent and shareholder servicing agent to the Funds.

The Advisor compensates BNY Mellon for the foregoing services out of the Advisor’s unified management fee.

BNY Mellon also serves as the Trust’s securities lending agent pursuant to a Securities Lending Authorization Agreement. As compensation for providing securities lending services, BNY Mellon receives a portion of the income earned by the Funds on collateral investments in connection with the lending program.

All references to BNY Mellon as “Fund Administrator,” “Administrator,” “Custodian” and “Transfer Agent” are hereby changed to BNY Mellon.

The following paragraph is hereby added after the fifth paragraph of the section entitled “Taxation - Tax Treatment of Fund Shareholders” on page B-37 of the SAI:

To the extent that each Fund makes a distribution of income received by such Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Investors Should Retain This Supplement for Future Reference

IndexIQ ETF Trust
(the “Trust”)

Supplement dated December 16, 2011
to the Summary Prospectus dated June 14 , 2011

IQ Emerging Markets Mid Cap ETF (EMER)

The following information supplements, and should be read in conjunction with, the Summary Prospectus for the IQ Emerging Markets Mid Cap ETF (the “Fund”).

The first sentence of the sixth paragraph in the section entitled “Principal Investment Strategies” on page 4 of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index.

Investors Should Retain This Supplement for Future Reference

IndexIQ ETF Trust
(the “Trust”)

Supplement dated December 16, 2011
to the Summary Prospectus dated June 14 , 2011

IQ U.S. Real Estate Small Cap ETF (ROOF)

The following information supplements, and should be read in conjunction with, the Summary Prospectus for the IQ U.S. Real Estate Small Cap ETF (the “Fund”).

The first sentence of the sixth paragraph in the section entitled “Principal Investment Strategies” on page 4 of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index.

Investors Should Retain This Supplement for Future Reference